CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total capital at beginning of period	$ 124,827	$ 199,385	$ 209,263
Non-controlling interest contributions	1,075
Net income (loss)	92,139	(24,558)	47,542
Distributions to Mohegan Tribe	(50,000)	(50,000)	(50,000)
Repurchase of membership interest			(7,420)
Total capital at end of period	168,041	124,827	199,385
Mohegan Tribal Gaming Authority
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total capital at beginning of period	125,058	199,236	208,681
Non-controlling interest contributions	0
Net income (loss)	94,394	(24,178)	50,326
Distributions to Mohegan Tribe	(50,000)	(50,000)	(50,000)
Repurchase of membership interest			(9,771)
Total capital at end of period	169,452	125,058	199,236
Non-controlling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total capital at beginning of period	(231)	149	582
Non-controlling interest contributions	1,075
Net income (loss)	(2,255)	(380)	(2,784)
Distributions to Mohegan Tribe	0	0	0
Repurchase of membership interest			2,351
Total capital at end of period	$ (1,411)	$ (231)	$ 149